REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

					Notional
ISIN	ISSUER	Currency	Coupon	Frequency	(EUR thousands)	Maturity
EU000A1G0AL3	EFSF	EUR	Euribor + 46 bps	Semi-Annually	1,486,000	19/4/2018
EU000A1G0AM1	EFSF	EUR	Euribor + 57 bps	Semi-Annually	1,486,000	19/4/2019
EU000A1G0AN9	EFSF	EUR	Euribor + 64 bps	Semi-Annually	1,486,000	19/4/2020
EU000A1G0AP4	EFSF	EUR	Euribor + 71 bps	Semi-Annually	1,486,000	19/4/2021
EU000A1G0AQ2	EFSF	EUR	Euribor + 77 bps	Semi-Annually	1,486,000	19/4/2022
EU000A1G0A57	EFSF	EUR	Euribor + 34 bps	Semi-Annually	726,875	19/12/2022
EU000A1G0A65	EFSF	EUR	Euribor + 35 bps	Semi-Annually	726,875	19/12/2023
EU000A1G0A73	EFSF	EUR	Euribor + 36 bps	Semi-Annually	872,250	19/12/2024
Total					9,756,000

The actual capital amounts and ratios (based on IFRS figures) for the Group are presented in the table below:
			For Capital
			Adequacy Purposes
	Actual		Minimum Required
	Amount	Ratio	Amount	Ratio
	(EUR in millions)		(EUR in millions)
As of December 31, 2012:
Total Capital	5,819	9.0%	5,162	8.0%
(to Risk-Weighted Assets)
Tier I Capital	5,464	8.5%	3,226	5.0%
(to Risk-Weighted Assets)
As of December 31, 2011:
Total Capital	(1,664)	(2.6)%	5,140	8.0%
(to Risk-Weighted Assets)
Tier I Capital	(2,367)	(3.7)%	3,212	5.0%
(to Risk-Weighted Assets)
As of December 31, 2010:
Total Capital	9,311	13.7%	5,456	8.0%
(to Risk-Weighted Assets)
Tier I Capital	8,959	13.1%	3,410	5.0%
(to Risk-Weighted Assets)